RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of key management remuneration

	For the years ended December 31,
	2020	2019	2018
Short-term employee benefits
Employee salaries and bonuses	$2,348,709	$2,235,926	$2,112,605
Directors fees	265,833	245,000	270,000
Social security and medical care costs	80,949	77,284	63,529
	2,695,491	2,558,210	2,446,134
Post-employment benefits
Contributions to defined contribution pension plan	36,114	32,435	34,162
Employee termination expense	—	—	296,592

Share-based payments	1,726,690	1,555,857	2,270,023

Total key management remuneration	$4,458,295	$4,146,502	$5,046,911